PARENT COMPANY INFORMATION - Parent Company Statements of Changes in Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement Of Changes In Equity [Line Items]
Total equity	$ 0	$ 51,000,000	$ 203,000,000	$ 82,000,000
Net income/(loss)	2,000,000	(53,000,000)	205,000,000
Total comprehensive income/(loss)	6,000,000	(72,000,000)	198,000,000
Shares issued	4,000,000	2,000,000	1,000,000
Shares repurchased and canceled	(33,000,000)	(90,000,000)	(101,000,000)
Transfer to share repurchase liability	(23,000,000)	(9,000,000)
Transfer from share repurchase liability	9,000,000
Share-based plans	22,000,000	16,000,000	11,000,000
Taxation on share-based plans	(14,000,000)	11,000,000	13,000,000
Transactions recognized directly in equity	(57,000,000)	(80,000,000)	(77,000,000)
Share capital
Condensed Statement Of Changes In Equity [Line Items]
Total equity	68,000,000	68,000,000	70,000,000	73,000,000
Shares issued	1,000,000	1,000,000	0
Shares repurchased and canceled	(1,000,000)	(3,000,000)	(3,000,000)
Transactions recognized directly in equity	0	(2,000,000)	(3,000,000)
Share premium
Condensed Statement Of Changes In Equity [Line Items]
Total equity	11,000,000	8,000,000	7,000,000	6,000,000
Shares issued	3,000,000	1,000,000	1,000,000
Transactions recognized directly in equity	3,000,000	1,000,000	1,000,000
Capital redemption reserve
Condensed Statement Of Changes In Equity [Line Items]
Total equity	7,000,000	6,000,000	3,000,000	0
Shares repurchased and canceled	1,000,000	3,000,000	3,000,000
Transactions recognized directly in equity	1,000,000	3,000,000	3,000,000
Retained earnings
Condensed Statement Of Changes In Equity [Line Items]
Total equity	1,244,000,000	1,303,000,000	1,438,000,000	1,311,000,000
Net income/(loss)	2,000,000	(53,000,000)	205,000,000
Total comprehensive income/(loss)	2,000,000	(53,000,000)	205,000,000
Shares repurchased and canceled	(33,000,000)	(90,000,000)	(101,000,000)
Transfer to share repurchase liability	(23,000,000)	(9,000,000)
Transfer from share repurchase liability	9,000,000
Share-based plans	22,000,000	16,000,000	11,000,000
Taxation on share-based plans	(14,000,000)	11,000,000	13,000,000
Transactions recognized directly in equity	(61,000,000)	(82,000,000)	(78,000,000)
Parent Company
Condensed Statement Of Changes In Equity [Line Items]
Total equity	1,545,000,000	1,530,000,000	1,495,000,000	1,476,000,000
Net income/(loss)	58,000,000	126,000,000	116,000,000
Total comprehensive income/(loss)	58,000,000	126,000,000	116,000,000
Shares issued	4,000,000	2,000,000	1,000,000
Shares repurchased and canceled	(33,000,000)	(90,000,000)	(101,000,000)
Transfer to share repurchase liability	(23,000,000)	(9,000,000)
Transfer from share repurchase liability	9,000,000
Share-based plans	22,000,000	16,000,000	11,000,000
Taxation on share-based plans			7,000,000
Taxation on share-based plans	(22,000,000)	(10,000,000)	1,000,000
Transactions recognized directly in equity	(43,000,000)	(91,000,000)	(97,000,000)
Parent Company | Revision of Prior Period, Error Correction, Adjustment
Condensed Statement Of Changes In Equity [Line Items]
Total equity	(1,545,000,000)	(1,479,000,000)	(1,292,000,000)
Net income/(loss)	(56,000,000)	(179,000,000)	89,000,000
Parent Company | Share capital
Condensed Statement Of Changes In Equity [Line Items]
Total equity	68,000,000	68,000,000	70,000,000	73,000,000
Shares issued	1,000,000	1,000,000
Shares repurchased and canceled	(1,000,000)	(3,000,000)	(3,000,000)
Transactions recognized directly in equity	0	(2,000,000)	(3,000,000)
Parent Company | Share premium
Condensed Statement Of Changes In Equity [Line Items]
Total equity	11,000,000	8,000,000	7,000,000	6,000,000
Shares issued	3,000,000	1,000,000	1,000,000
Transactions recognized directly in equity	3,000,000	1,000,000	1,000,000
Parent Company | Capital redemption reserve
Condensed Statement Of Changes In Equity [Line Items]
Total equity	7,000,000	6,000,000	3,000,000	0
Shares repurchased and canceled	1,000,000	3,000,000	3,000,000
Transactions recognized directly in equity	1,000,000	3,000,000	3,000,000
Parent Company | Retained earnings
Condensed Statement Of Changes In Equity [Line Items]
Total equity	1,459,000,000	1,448,000,000	1,415,000,000	$ 1,397,000,000
Net income/(loss)		126,000,000	116,000,000
Total comprehensive income/(loss)		126,000,000	116,000,000
Shares repurchased and canceled	(33,000,000)	(90,000,000)	(101,000,000)
Transfer to share repurchase liability	(23,000,000)	(9,000,000)
Transfer from share repurchase liability	9,000,000
Share-based plans	22,000,000	16,000,000	11,000,000
Taxation on share-based plans			7,000,000
Taxation on share-based plans	(22,000,000)	(10,000,000)	1,000,000
Transactions recognized directly in equity	$ (47,000,000)	$ (93,000,000)	$ (98,000,000)